Loans and Borrowings - Summary of Loans and Borrowings Principal Repayments (Details) $ in Thousands	9 Months Ended
Mar. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 45,734
Next 12 months
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	9,571
Over 1 year - 3 years
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	2,636
Over 3 years - 5 years
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	6,758
Over 5 years
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 26,769